Average Annual Total Returns - TCW Core Fixed Income Portfolio	Apr. 30, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	7.51%
5 Years	4.43%
Since Inception	3.77%
Class A
Average Annual Return:
1 Year	9.54%
5 Years	4.72%
Since Inception	4.06%
Inception Date	May 01, 2015
Class B
Average Annual Return:
1 Year	9.14%
5 Years	4.46%
Since Inception	3.83%
Inception Date	May 01, 2015